Segment Information Reconciled to Income Before Income Taxes and Noncontrolling Interest (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Unrealized gain (loss) on derivative instruments, net	$ 1,342	$ (10,099)	$ (13,595)	$ (15,837)
Container Ownership
Segment Reporting Information [Line Items]
Unrealized gain (loss) on derivative instruments, net	1,342	$ (10,099)	(13,595)	$ (15,837)
Write-off of unamortized deferred debt issuance costs and bond discounts	$ 0		$ 122